Supplemental Cash Flow Information - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Nov. 27, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Supplemental Cash Flow [Line Items]
Cash interest paid, including realized interest rate swap settlements		$ 242,900	$ 319,600	$ 341,000
Cash interest paid relating to interest rate swap amendments and terminations		13,700	600	8,100
Cash of Tanker Investments Ltd. upon acquisition, net of transaction costs		0	30,831	$ 0
Tanker Investments Ltd. | Teekay Tankers
Schedule Of Supplemental Cash Flow [Line Items]
Cash of Tanker Investments Ltd. upon acquisition, net of transaction costs	$ 37,600
Legal fees	$ 6,800
Preferred Unitholders | Teekay Offshore
Schedule Of Supplemental Cash Flow [Line Items]
Dividends-in-kind		$ 0	$ 12,700
Class A | Tanker Investments Ltd. | Teekay Tankers
Schedule Of Supplemental Cash Flow [Line Items]
Number of shares to be issued/exchanged (in shares)	88,977,544